LVIP Delaware Limited-Term Diversified Income Fund
(Standard and Service Class)
Summary Prospectus
May 1, 2023

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at www.LincolnFinancial.com/lvip. You can also get this information at no cost by calling 877 ASK LINCOLN (877-275-5462). The Fund’s Prospectus and Statement of Additional Information, both dated May 1, 2023, are incorporated by reference into this Summary Prospectus.
Investment Objective
The investment objective of the LVIP Delaware Limited-Term Diversified Income Fund (the “Fund”) is to seek maximum total return, consistent with reasonable risk.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.48%	0.48%
Distribution and/or Service (12b-1) fees	None	0.30%
Other Expenses	0.06%	0.06%
Total Annual Fund Operating Expenses	0.54%	0.84%
Less Expense Reimbursement[1]	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses (After Expense Reimbursement)	0.53%	0.83%
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Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.53% of the Fund’s average daily net assets for the Standard Class (and 0.83% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least April 30, 2024 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$54	$172	$301	$676
Service Class	$85	$267	$465	$1,036
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 122% of the average value of its portfolio.
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Principal Investment Strategies
Delaware Investments Fund Advisers (“DIFA”) serves as the Fund’s sub-adviser. In managing the Fund, DIFA may utilize sub-sub-advisers, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited, which are affiliates of DIFA (collectively, the “Sub-Adviser”).
The Fund, under normal circumstances, will invest at least 80% of its assets in investment grade fixed income securities, including, but not limited to, fixed income securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and by U.S. corporations (80% policy). Investment grade fixed income securities are securities rated BBB- or higher by Standard & Poor’s Financial Services LLC (S&P) and Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization (NRSRO), or those that are deemed to be of comparable quality. The Fund will maintain an average effective duration from one to three years. The Sub-Adviser will determine how much of the Fund’s assets to allocate among the different types of fixed income securities in which the Fund may invest based on the Sub-Adviser’s evaluation of economic and market conditions and its assessment of the returns and potential for appreciation that can be achieved from various sectors of the fixed income market.
The corporate debt obligations in which the Fund may invest include bonds, notes, debentures, bank loans, and commercial paper of U.S. companies and, subject to the limitations described below, non-U.S. companies. The Fund may also invest in a variety of securities that are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities, which have been established or are sponsored by the U.S. government, and, subject to the limitations described below, securities issued by foreign governments.
Additionally, the Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, government-sponsored corporations, and mortgage-backed securities issued by certain private, nongovernment entities. The Fund may also invest in securities that are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle and other loans, wholesale dealer floor plans, and leases.
The Fund may invest up to 20% of its assets in below-investment-grade securities (also known as “high yield” or “junk” bonds).
The Fund may also invest up to 20% of its assets in foreign securities, including up to 10% of its assets in securities of issuers located in emerging markets. The Fund’s total non-U.S. dollar currency will be limited, in the aggregate, to no more than 10% of its assets.
The Fund may use a wide range of derivatives instruments, typically including options, futures contracts, options on futures contracts, forward foreign currency contracts, and swaps. The Fund will use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against a credit event, to manage credit exposure, or to enhance total return; and index swaps to enhance return or to effect diversification. The Fund will not use derivatives for reasons inconsistent with its investment objective and will limit its investments in derivatives instruments to 20% of its net assets.
The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
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Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
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Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
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Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
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Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
2LVIP Delaware Limited-Term Diversified Income Fund

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Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
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Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
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Asset-Backed Securities Risk. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.
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Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
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Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
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IBOR Risk. The risk that potential changes related to the use of the London Interbank Offered Rate (“LIBOR”) or similar interbank offered rates (“IBORs”), such as the Euro Overnight Index Average (“EONIA”), could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions. Moreover, the effectiveness of replacement rates is uncertain. The anticipated discontinuation of LIBOR and the potential abandonment of similar rates could affect the value, volatility and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.
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Zero Coupon Securities Risk. Zero coupon bonds generally are subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds. Zero coupon bonds also may be more speculative than interest-bearing bonds, and have tax consequences that could, under certain circumstances, be adverse to a Fund.
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Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
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Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
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Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
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Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk,
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which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
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Portfolio Turnover Risk. High portfolio turnover (active trading) results in higher transaction costs, such as brokerage commissions or dealer mark-ups, when a fund buys and sells securities (or “turns over” its portfolio). High portfolio turnover generally results in correspondingly greater expenses, potentially higher taxable income, and may adversely affect performance.
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Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics (such as the “COVID-19” strain of the coronavirus), have been and can be highly disruptive to economies and markets.
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Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund.
Fund Performance
The Fund has adopted the historical performance of the Delaware VIP® Limited-Term Diversified Income Series, a former series of Delaware VIP® Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2021. The returns presented for periods prior to May 1, 2021 reflect the performance of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.
Historical performance for Standard Class and Service Class shares is based on the previous performance of Standard Class and Service Class, respectively, of the Predecessor Fund. Historical performance prior to May 1, 2021 has not been adjusted to reflect fees and expenses of Standard Class shares and Service Class shares, respectively, of the Predecessor Fund.
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund’s Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund’s Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows historical performance of the Fund’s Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	3.32%
Lowest Quarterly Return	Q1 2022	(2.73%)
Average Annual Total Returns for periods ended 12/31/22

	1 year	5 years	10 years
LVIP Delaware Limited-Term Diversified Income Fund – Standard Class	-4.12%	0.94%	1.03%
LVIP Delaware Limited-Term Diversified Income Fund – Service Class	-4.40%	0.65%	0.76%
Bloomberg U.S. Government/Credit 1-3 Year Index (reflects no deductions for fees, expenses or taxes)	-3.69%	0.92%	0.88%
4LVIP Delaware Limited-Term Diversified Income Fund

Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”, formerly Lincoln Investment Advisors Corporation)
Investment Sub-Adviser: Delaware Investments Fund Advisers (“DIFA”)
Investment Sub-Sub-Adviser: Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”)
Investment Sub-Sub-Adviser: Macquarie Investment Management Europe Limited (“MIMEL”)
Investment Sub-Sub-Adviser: Macquarie Investment Management Global Limited (“MIMGL”)
Portfolio Managers

DIFA Portfolio Managers	Company Title	Experience with Fund*
J. David Hillmeyer, CFA	Senior Managing Director and Co-Head of U.S. Multisector Fixed Income	Since December 2020
Daniela Mardarovici, CFA	Managing Director, Co-Head of U.S. Multisector Fixed Income	Since December 2020
*
Reflects Portfolio Manager's experience with the Predecessor Fund
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
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